Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($) customer	Dec. 31, 2019 CLP ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	3,018	3,175
Amount | $	$ 5,856,967	$ 6,571,586
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,878	1,888
Amount | $	$ 256,927	$ 258,073
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,140	1,287
Amount | $	$ 5,600,040	$ 6,313,513